Schedule of Investments
(unaudited)
October 31, 2025
iShares
®
U.S. Consumer Focused ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Air Freight & Logistics — 0.2%
FedEx Corp. ........................ 121 $ 30,712
United Parcel Service, Inc. , Class B ........ 432 41,654
72,366
Beverages — 0.2%
Brown-Forman Corp. , Class B, NVS ........ 360 9,803
Constellation Brands, Inc. , Class A ......... 410 53,866
63,669
Broadline Retail — 9.0%
Amazon.com, Inc.
(a)
................... 10,015 2,445,863
eBay, Inc. .......................... 1,272 103,427
Kohl's Corp. ........................ 1,096 17,832
Macy's, Inc. ........................ 1,719 33,503
Ollie's Bargain Outlet Holdings, Inc.
(a)
....... 716 86,500
2,687,125
Building Products — 0.1%
Masco Corp. ........................ 331 21,436
Capital Markets — 0.8%
CBOE Global Markets, Inc. .............. 98 24,073
Robinhood Markets, Inc. , Class A
(a)
......... 1,558 228,683
252,756
Commercial Services & Supplies — 1.6%
Cintas Corp. ........................ 1,352 247,781
Copart, Inc.
(a)
....................... 2,817 121,159
RB Global, Inc. ...................... 277 27,484
Rollins, Inc. ......................... 1,299 74,835
471,259
Consumer Finance — 0.1%
FirstCash Holdings, Inc. ................ 189 29,956
Consumer Staples Distribution & Retail — 20.9%
Albertsons Cos., Inc. , Class A ............ 2,268 40,121
BJ's Wholesale Club Holdings, Inc.
(a) (b)
....... 1,015 89,584
Casey's General Stores, Inc. ............. 309 158,576
Costco Wholesale Corp. ................ 2,552 2,326,020
Dollar General Corp. .................. 2,091 206,298
Dollar Tree, Inc.
(a)
..................... 1,982 196,456
Kroger Co. (The) ..................... 4,028 256,302
Performance Food Group Co.
(a)
........... 675 65,299
Sprouts Farmers Market, Inc.
(a)
............ 185 14,608
Sysco Corp. ........................ 1,367 101,541
Target Corp. ........................ 456 42,280
US Foods Holding Corp.
(a)
............... 1,157 84,021
Walmart, Inc. ........................ 26,442 2,675,401
6,256,507
Distributors — 0.3%
Genuine Parts Co. .................... 438 55,762
Pool Corp. ......................... 124 33,115
88,877
Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc.
(a)
...... 222 24,249
Duolingo, Inc. , Class A
(a)
................ 134 36,266
H&R Block, Inc. ...................... 633 31,485
Service Corp. International .............. 702 58,624
Stride, Inc.
(a)
........................ 66 4,491
155,115
Entertainment — 1.6%
Cinemark Holdings, Inc. ................ 548 14,801
Electronic Arts, Inc. ................... 108 21,607
Security
Shares
Shares Value
Entertainment (continued)
Live Nation Entertainment, Inc.
(a) (b)
......... 543 $ 81,195
Madison Square Garden Sports Corp.
(a)
...... 90 19,295
Netflix, Inc.
(a)
........................ 47 52,586
Take-Two Interactive Software, Inc.
(a)
........ 207 53,069
TKO Group Holdings, Inc. , Class A ......... 197 37,115
Walt Disney Co. (The) ................. 1,626 183,120
462,788
Financial Services — 2.4%
Affirm Holdings, Inc. , Class A
(a)
............ 679 48,806
Block, Inc. , Class A
(a)
.................. 2,188 166,157
Corpay, Inc.
(a)
....................... 69 17,964
Fiserv, Inc.
(a)
........................ 499 33,278
Global Payments, Inc. ................. 89 6,921
PayPal Holdings, Inc.
(a)
................. 1,951 135,146
Shift4 Payments, Inc. , Class A
(a) (b)
.......... 199 13,751
Toast, Inc. , Class A
(a)
.................. 550 19,877
Visa, Inc. , Class A .................... 767 261,348
703,248
Food Products — 0.5%
Conagra Brands, Inc. .................. 664 11,414
Flowers Foods, Inc. ................... 905 10,797
Freshpet, Inc.
(a)
...................... 287 14,123
J M Smucker Co. (The) ................. 202 20,917
Lamb Weston Holdings, Inc. ............. 200 12,346
Marzetti Co. (The) .................... 92 14,425
McCormick & Co., Inc. (Non-Voting) , NVS .... 439 28,166
Tyson Foods, Inc. , Class A .............. 815 41,899
154,087
Ground Transportation — 1.9%
Lyft, Inc. , Class A
(a)
.................... 1,600 32,736
Uber Technologies, Inc.
(a)
............... 5,142 496,203
U-Haul Holding Co. , NVS ............... 322 15,614
XPO, Inc.
(a)
......................... 131 18,847
563,400
Health Care Providers & Services — 0.2%
Chemed Corp. ....................... 52 22,427
Henry Schein, Inc.
(a)
................... 348 21,994
44,421
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc. .............. 2,527 40,483
Ryman Hospitality Properties, Inc. ......... 233 20,250
60,733
Hotels, Restaurants & Leisure — 13.1%
Airbnb, Inc. , Class A
(a)
.................. 1,059 134,006
Aramark ........................... 1,159 43,903
Boyd Gaming Corp. ................... 444 34,574
Brinker International, Inc.
(a)
.............. 486 52,809
Caesars Entertainment, Inc.
(a)
............ 1,038 20,864
Carnival Corp.
(a)
...................... 2,200 63,426
Cava Group, Inc.
(a)
.................... 1,032 55,449
Cheesecake Factory, Inc. (The) ........... 88 4,382
Chipotle Mexican Grill, Inc.
(a)
............. 14,869 471,199
Choice Hotels International, Inc.
(b)
.......... 202 18,778
Churchill Downs, Inc. .................. 427 42,358
Darden Restaurants, Inc. ............... 1,304 234,916
Domino's Pizza, Inc. ................... 319 127,109
DoorDash, Inc. , Class A
(a)
............... 1,713 435,736
DraftKings, Inc. , Class A
(a)
............... 2,846 87,059
Expedia Group, Inc. ................... 420 92,400
Hilton Worldwide Holdings, Inc. ........... 1,547 397,517
Hyatt Hotels Corp. , Class A .............. 235 32,291

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Consumer Focused ETF
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Light & Wonder, Inc. , Class A
(a)
............ 235 $ 17,084
Marriott International, Inc. , Class A ......... 1,351 352,044
McDonald's Corp. .................... 390 116,388
MGM Resorts International
(a)
............. 1,084 34,721
Norwegian Cruise Line Holdings Ltd.
(a)
....... 1,265 28,361
Planet Fitness, Inc. , Class A
(a)
............ 248 22,491
Red Rock Resorts, Inc. , Class A ........... 378 20,151
Royal Caribbean Cruises Ltd. ............ 705 202,215
Shake Shack, Inc. , Class A
(a)
............. 156 15,056
Six Flags Entertainment Corp.
(a)
........... 430 9,881
Starbucks Corp. ...................... 5,534 447,535
Texas Roadhouse, Inc. ................. 293 47,929
Travel + Leisure Co. ................... 343 21,534
Vail Resorts, Inc. ..................... 250 37,082
Wendy's Co. (The) .................... 1,331 11,367
Wingstop, Inc.
(b)
...................... 352 76,254
Wyndham Hotels & Resorts, Inc. .......... 529 38,844
Yum! Brands, Inc. .................... 562 77,674
3,925,387
Household Durables — 0.4%
Somnigroup International, Inc. ............ 741 58,791
Toll Brothers, Inc. ..................... 305 41,160
TopBuild Corp.
(a)
..................... 54 22,814
122,765
Household Products — 0.4%
Clorox Co. (The) ..................... 118 13,270
Colgate-Palmolive Co. ................. 429 33,055
Procter & Gamble Co. (The) ............. 422 63,456
109,781
Interactive Media & Services — 0.4%
Meta Platforms, Inc. , Class A ............. 89 57,703
Pinterest, Inc. , Class A
(a)
................ 1,507 49,882
Snap, Inc. , Class A, NVS
(a)
.............. 2,104 16,411
123,996
IT Services — 0.1%
(a)
Gartner, Inc.
(b)
....................... 34 8,443
GoDaddy, Inc. , Class A ................. 228 30,354
38,797
Leisure Products — 0.1%
Hasbro, Inc. ........................ 248 18,925
Media — 0.2%
Interpublic Group of Cos., Inc. (The) ........ 831 21,323
New York Times Co. (The) , Class A ......... 306 17,439
Omnicom Group, Inc. .................. 344 25,807
64,569
Passenger Airlines — 0.3%
Alaska Air Group, Inc.
(a)
................. 441 18,403
American Airlines Group, Inc.
(a)
............ 1,307 17,161
Southwest Airlines Co. ................. 866 26,239
United Airlines Holdings, Inc.
(a)
............ 271 25,485
87,288
Personal Care Products — 0.1%
elf Beauty, Inc.
(a)
..................... 316 38,596
Professional Services — 0.1%
Paychex, Inc. ....................... 317 37,099
Robert Half, Inc. ..................... 249 6,521
43,620
Security
Shares
Shares Value
Real Estate Management & Development — 0.4%
(a)
CoStar Group, Inc. .................... 913 $ 62,823
Zillow Group, Inc. , Class A ............... 99 7,082
Zillow Group, Inc. , Class C, NVS .......... 746 55,935
125,840
Residential REITs — 0.0%
Invitation Homes, Inc. .................. 117 3,294
Software — 1.4%
Agilysys, Inc.
(a)
...................... 146 18,317
Gen Digital, Inc. ...................... 627 16,528
Intuit, Inc. .......................... 584 389,849
424,694
Specialized REITs — 0.1%
Lamar Advertising Co. , Class A ........... 122 14,468
Specialty Retail — 37.5%
Abercrombie & Fitch Co. , Class A
(a)
......... 273 19,806
Academy Sports & Outdoors, Inc. .......... 693 33,188
American Eagle Outfitters, Inc. ............ 1,460 24,397
Asbury Automotive Group, Inc.
(a)
........... 111 26,041
AutoNation, Inc.
(a)
..................... 171 34,178
AutoZone, Inc.
(a)
..................... 113 415,211
Bath & Body Works, Inc. ................ 1,837 44,970
Best Buy Co., Inc. .................... 1,159 95,200
Boot Barn Holdings, Inc.
(a) (b)
.............. 306 58,033
Burlington Stores, Inc.
(a)
................ 833 227,900
CarMax, Inc.
(a)
....................... 1,187 49,747
Carvana Co. , Class A
(a) (b)
................ 1,044 320,028
Dick's Sporting Goods, Inc. .............. 810 179,374
Five Below, Inc.
(a)
..................... 608 95,620
Floor & Decor Holdings, Inc. , Class A
(a)
...... 395 24,680
GameStop Corp. , Class A
(a) (b)
............. 3,610 80,467
Gap, Inc. (The) ...................... 2,088 47,711
Group 1 Automotive, Inc. ................ 5 1,988
Home Depot, Inc. (The) ................ 8,783 3,333,939
Lithia Motors, Inc. , Class A .............. 150 47,112
Lowe's Cos., Inc. ..................... 6,727 1,601,900
Murphy USA, Inc. .................... 76 27,223
O'Reilly Automotive, Inc.
(a)
............... 10,164 959,888
RH
(a)
............................. 155 26,736
Ross Stores, Inc. ..................... 4,696 746,288
Signet Jewelers Ltd. ................... 317 31,335
TJX Cos., Inc. (The) ................... 12,578 1,762,681
Tractor Supply Co. .................... 4,988 269,901
Ulta Beauty, Inc.
(a)
.................... 591 307,249
Urban Outfitters, Inc.
(a)
................. 614 39,671
Valvoline, Inc.
(a)
...................... 745 24,592
Williams-Sonoma, Inc. ................. 1,298 252,253
11,209,307
Textiles, Apparel & Luxury Goods — 3.0%
Capri Holdings Ltd.
(a)
.................. 823 17,077
Carter's, Inc. ........................ 288 9,043
Crocs, Inc.
(a)
........................ 369 30,144
Deckers Outdoor Corp.
(a)
................ 847 69,030
Kontoor Brands, Inc. .................... 370 29,940
Lululemon Athletica, Inc.
(a)
............... 1,292 220,338
NIKE, Inc. , Class B ................... 4,305 278,060
Ralph Lauren Corp. , Class A ............. 162 51,785
Steven Madden Ltd. ................... 611 20,719
Tapestry, Inc. ........................ 1,367 150,124
VF Corp. .......................... 1,977 27,757
904,017

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Consumer Focused ETF
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors — 1.1%
Fastenal Co. ........................ 2,392 $ 98,431
Ferguson Enterprises, Inc. ............... 682 169,477
SiteOne Landscape Supply, Inc.
(a)
.......... 149 19,335
WW Grainger, Inc. .................... 36 35,244
322,487
Total Common Stocks — 99 .2%
(Cost: $ 28,888,791 ) ............................... 29,665,574
Rights
Consumer Staples Distribution & Retail — 0.0%
Walgreens Boots Alliance, Inc., CVR
(a) (c)
..... 2,221 1,177
Total Rights — 0.0%
(Cost: $ 1,177 ) .................................. 1,177
Warrants
Specialty Retail — 0.0%
GameStop Corp. ( Issued/Exercisable 10/03/25 , 1
Share for 1 Warrant, Expires 10/30/26 , Strike
Price USD 32.00 )
(a)
................. 361 1,083
Total Warrants — 0.0%
(Cost: $ — ) ..................................... 1,083
Total Long-Term Investments — 99.2%
(Cost: $ 28,889,968 ) ............................... 29,667,834
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 3.0%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(f)
................... 682,804 $ 683,145
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.05% .................... 226,312 226,312
Total Short-Term Securities — 3 .0%
(Cost: $ 909,408 ) ................................. 909,457
Total Investments — 102 .2%
(Cost: $ 29,799,376 ) ............................... 30,577,291
Liabilities in Excess of Other Assets — (2.2) % ............. (668,505)
Net Assets — 100.0% ...............................
$ 29,908,786
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 61,097 $ 622,150
(a)
$ — $ (117) $ 15 $ 683,145 682,804 $ 335
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 159,837 66,475
(a)
— — — 226,312 226,312 2,137 —
$ (117) $ 15 $ 909,457 $ 2,472 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Consumer Focused ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 29,665,574 $ — $ — $ 29,665,574
Rights ................................................ — — 1,177 1,177
Warrants .............................................. 1,083 — — 1,083
Short-Term Securities
Money Market Funds ...................................... 909,457 — — 909,457
$ 30,576,114 $ — $ 1,177 $ 30,577,291
Portfolio Abbreviation
CVR Contingent Value Rights
NVS Non-Voting Shares
REIT Real Estate Investment Trust